Fair Value Measurements (Details) (Investment Management Plan)	Dec. 31, 2013 class	Dec. 31, 2013 Class A	Dec. 31, 2013 Recurring basis Class A USD ($)	Dec. 31, 2013 Recurring basis Class A CNY	Dec. 31, 2013 Recurring basis Class B USD ($)	Dec. 31, 2013 Recurring basis Class B CNY	Dec. 31, 2013 Recurring basis Quoted price in active markets for identified assets (Level 1) USD ($)	Dec. 31, 2013 Recurring basis Quoted price in active markets for identified assets (Level 1) CNY	Dec. 31, 2013 Recurring basis Quoted price in active markets for identified assets (Level 1) Equity securities CNY	Dec. 31, 2013 Recurring basis Significant other observable inputs (Level 2) USD ($)	Dec. 31, 2013 Recurring basis Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Recurring basis Significant other observable inputs (Level 2) Debt securities CNY	Dec. 31, 2013 Recurring basis Fair value of the Investment Management Plan USD ($)	Dec. 31, 2013 Recurring basis Fair value of the Investment Management Plan CNY	Dec. 31, 2013 Recurring basis Fair value of the Investment Management Plan Equity securities CNY	Dec. 31, 2013 Recurring basis Fair value of the Investment Management Plan Debt securities CNY	Dec. 31, 2013 Face value Recurring basis USD ($)	Dec. 31, 2013 Face value Recurring basis CNY
Fair Value Measurements
Number of classes of holders in the Investment Management Plan	2
Guaranteed earnings, expressed as a percentage on accumulated contribution to the Investment Management Plan		7.00%
Underlying assets and liabilities held by the Investment Management Plan
Cash and cash equivalents														11,426,863				11,426,863
Investment									11,264,730			67,100,000			11,264,730	67,100,000
Other receivable														1,525,236				1,525,236
Other payable														(1,164,453)				(1,164,453)
Total			$ 12,033,740	73,368,507	$ 2,752,853	16,783,869	$ 1,847,616	11,264,730		$ 11,005,593	67,100,000		$ 14,786,593	90,152,376			$ 1,933,384	11,787,646